Significant Accounting Policies - Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2020 item customer	Dec. 31, 2019 item customer	Dec. 31, 2018	Dec. 31, 2017 item
Total number of online advertising and promotional service providers	41	25		32
Number of online service providers that accounted for 10% or more of the Group's online advertising and promotional service	2	2		2
Total percentage of the Group's online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group's online advertising and promotional service expenses.	43.00%	55.00%		43.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member]
Number of customers | customer	0	0
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration risk (as a percent)	10.00%	10.00%	10.00%